Participation and residual liabilities in the Pictures segment (Tables)	12 Months Ended
Mar. 31, 2022
Text Block [Abstract]
Summary Of Detailed Information On Participation And Residual Liabilities Explanatory
The changes in participation and residual liabilities for the fiscal year ended March 31, 2022 are as follows:

Yen in millions
Fiscal year ended March 31
2022
Balance at beginning of the fiscal year	277,970

Current portion	161,433
Non-current portion	116,537

Additional participation and residual liabilities	254,916
Amounts paid during the year	(159,836)
Translation adjustment	37,225

Balance at end of the fiscal year	410,275

Current portion	190,162
Non-current portion	220,113